Commitment and Contingencies - Schedule of Future Lease Payment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,213	$ 2,413
2022	2,261	2,213
2023	2,274	2,261
2024	2,237	2,274
2025		2,237
Thereafter		1,408
Lessee, Operating Lease, Liability, to be Paid, Total	$ 10,941	$ 12,806